Related Parties (Details) - Schedule of Key Management Personnel Compensation Comprised - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Schedule of Key Management Personnel Compensation Comprised [Abstract]
Short-term employee benefits	$ 621,330	$ 39,250	$ 96,437
Share based payment	$ 529,397	$ 904,861	$ 838,576